Segment, Product and Geographic Information	12 Months Ended
Dec. 31, 2025
Segment, Product and Geographic Information
Segment, Product and Geographic Information

Note 28.  Segment, Product and Geographic Information

The Company has two operating segments: Driver IC and Non-driver Products. The Driver IC segment generally is engaged in the design, research, development and sale of displays driver for large-sized TFT-LCD panels, which are used in televisions and desktop monitors, and displays driver for small and medium-sized TFT-LCD panels, which are used in mobile handsets and consumer electronics products. The Non-driver segment primarily is engaged in the design, research, manufacturing and sale of non-driver products, such as timing controllers, 3D Sensing Solution, LCoS, CMOS Image Sensors and WLO.

	Year Ended December 31, 2023
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
Segment revenues	$804,840	140,588	945,428
Segment operating income (loss)	$75,282	(32,070)	43,212
Non operating income, net			1,181
Consolidated profit before income taxes			$44,393
Significant noncash items:
Share-based compensation	$1,608	1,055	2,663
Depreciation and amortization	$8,601	11,721	20,322

	Year Ended December 31, 2024
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
Segment revenues	$751,326	155,476	906,802
Segment operating income (loss)	$92,699	(24,478)	68,221
Non operating income, net			9,114
Consolidated profit before income taxes			$77,335
Significant noncash items:
Share-based compensation	$697	550	1,247
Depreciation and amortization	$11,115	11,239	22,354

	Year Ended December 31, 2025
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
Segment revenues	$665,797	166,376	832,173
Segment operating income (loss)	$61,737	(17,611)	44,126
Non operating income, net			10,741
Consolidated profit before income taxes			$54,867
Significant noncash items:
Share-based compensation	$391	339	730
Depreciation and amortization	$13,524	9,025	22,549

The following tables summarize information pertaining to the segment revenues from customers in different geographic region (based on customer’s headquarter location):

	For the year ended December 31, 2023
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
China	$632,363	88,395	720,758
Taiwan	119,289	22,494	141,783
Korea	22,584	4,813	27,397
Japan	27,763	9,034	36,797
America	2,841	11,309	14,150
Mexico	—	627	627
Others	—	3,916	3,916
	$804,840	140,588	945,428

	For the year ended December 31, 2024
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
China	$567,137	98,421	665,558
Taiwan	116,145	22,183	138,328
Korea	51,672	10,015	61,687
Japan	16,372	8,203	24,575
America	—	12,545	12,545
Mexico	—	2,807	2,807
Others	—	1,302	1,302
	$751,326	155,476	906,802

	For the year ended December 31, 2025
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
China	$516,096	97,722	613,818
Taiwan	98,969	23,557	122,526
Korea	39,460	10,128	49,588
Japan	11,272	3,687	14,959
America	—	21,345	21,345
Mexico	—	4,847	4,847
Others	—	5,090	5,090
	$665,797	166,376	832,173

The following tables summarize information pertaining to the segment revenues from major product lines:

	For the year ended December 31, 2023
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
Display drivers for large-sized applications	$175,666	—	175,666
Display drivers for small and medium-sized applications	629,174	—	629,174
Non-driver products	—	140,588	140,588
	$804,840	140,588	945,428

	For the year ended December 31, 2024
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
Display drivers for large-sized applications	$125,936	—	125,936
Display drivers for small and medium-sized applications	625,390	—	625,390
Non-driver products	—	155,476	155,476
	$751,326	155,476	906,802

	For the year ended December 31, 2025
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
Display drivers for large-sized applications	$90,665	—	90,665
Display drivers for small and medium-sized applications	575,132	—	575,132
Non-driver products	—	166,376	166,376
	$665,797	166,376	832,173

The carrying values of the Company’s property, plant and equipment are located in the following countries:

	December 31,	December 31,
	2024	2025

	(in thousands)
Taiwan	$117,784	116,829
U.S.	1,433	1,299
China	1,688	1,392
Korea	286	476
Japan	89	35
	$121,280	120,031

Revenues from significant customers, those representing 10% or more of total revenue for the respective periods, are summarized as follows:

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Driver IC segment:
Customer A and its affiliates	$234,581	207,725	176,457
Customer C	102,719	73,696	61,701
	$337,300	281,421	238,158
Non-driver products segment:
Customer A and its affiliates	$36,770	31,276	23,648
Customer C	1,120	1,868	3,054
	$37,890	33,144	26,702

Accounts receivable from significant customers, those representing 10% or more of total accounts receivable for the respective dates, is summarized as follows:

	December 31,	December 31,
	2024	2025

	(in thousands)
Customer A and its affiliates	$69,006	57,804
Customer C	20,521	12,122
	$89,527	69,926

The Company has recognized the following contract liabilities in relation to revenue from contracts with customers:

	December 31,	December 31,
	2024	2025

	(in thousands)
Contract liabilities-current	$10,622	3,322

Revenue recognized in the current reporting period amounted to $8,714 thousand was related to carried-forward contract liabilities for performance obligations not satisfied in prior year.

All of the service contracts are for periods of one year or less. As permitted under IFRS 15, the transaction price allocated to these unsatisfied contracts is not disclosed. As of December 31, 2025, the Company did not recognize an asset in relation to costs to fulfill a service contract.